Cover page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39327
Entity Registrant Name	SEADRILL LIMITED
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Park Place
Entity Address, Address Line Two	55 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	SDRL
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	49,999,998
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Bankruptcy Proceedings, Reporting Current	true
Entity Central Index Key	0001737706
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	Karen Crowe
Entity Address, Address Line One	Park Place
Entity Address, Address Line Two	55 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	441
Local Phone Number	242-1500